PUBLIC OFFERING (Details) - Common Stock - IPO	6 Months Ended
Jun. 30, 2020 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Number of units sold	5,000,000
Price per unit | $ / shares	$ 10.00
Number of shares in a unit	1
Number of rights in a unit	1
Stock split ratio	0.1